Capital and Financial Risk Management	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Capital and Financial Risk Management
24.  Capital and Financial Risk Management

Capital management

Overall summary

The primary objectives of CRH’s capital management strategy are to ensure that the Group maintains a strong credit rating to support its business and to create shareholder value by managing the debt and equity balance and the cost of capital. The Group is committed to optimising the use of its balance sheet within the confines of the overall objective to maintain an investment grade credit rating.

The capital structure of the Group, which comprises net debt and capital and reserves attributable to the Company’s equity holders, may be summarised as follows:

	2019 € m	2018 € m
Capital and reserves attributable to the Company’s equity holders	16,940	16,029
Net debt	6,705	6,984
Capital and net debt	23,645	23,013

The Board periodically reviews the capital structure of the Group, including the cost of capital and the risks associated with each class of capital. The Group manages and, if necessary, adjusts its capital structure taking account of underlying economic conditions; any material adjustments to the Group’s capital structure in terms of the relative proportions of debt and equity are approved by the Board. In order to maintain or adjust the capital structure, the Group may issue new shares, dispose of assets, amend investment plans, alter dividend policy or return capital to shareholders.

Dividend cover for the year ended 31 December 2019 amounted to 2.90x (2018: 4.20x).

No changes were made in the objectives or policies during 2019.

Financial risk management objectives and policies

The Group uses financial instruments throughout its businesses: interest-bearing loans and borrowings, cash and cash equivalents and leases are used to finance the Group’s operations; trade receivables and trade payables arise directly from operations; and derivatives, principally interest rate and currency swaps and forward foreign exchange contracts, are used to manage interest rate risks and currency exposures and to achieve the desired profile of borrowings. With respect to interest-bearing loans and borrowings and interest rate swaps, the Group is aware of plans to phase out the current benchmark for lending rates (Inter-bank Offered Rates - IBOR), and replace it with alternative benchmarks or reference rates. The Group is currently performing an assessment of the impact of the benchmark switch. The Group does not trade in financial instruments nor does it enter into any leveraged derivative transactions.

The Group’s corporate treasury function provides services to the business units, co-ordinates
access to domestic and international financial markets, and monitors and manages the financial risks relating to the operations of the Group. The Group Treasurer reports to the Director of Group Finance and the activities of the corporate treasury function are subject to regular internal audit. Systems and processes are in place to monitor and control the Group’s liquidity risks. The Group’s net debt position forms part of the monthly documentation presented to the Board.

The Group’s hedging activity is based on observable economic relationships, when there is confidence that such relationships will continue for the foreseeable future. Matching critical terms such as notional amount, tenor, timing and currency, the Group establishes relationships between a hedge item and hedge instrument where directional response to changes in fair value, driven by underlying economic conditions, are opposing and proportional in equal measure being an economic relationship under IFRS 9. Hedging ratios of one to one are used throughout all hedging activity as the hedge item and hedge instrument are of the same type and currency. The hedges employed mitigate identified risks and have consistently demonstrated close economic relationships. Ineffectiveness between the hedge item and hedge instrument are immaterial in the overall context of the Group.

The main risks attaching to the Group’s financial instruments are interest rate risk, foreign currency risk, credit risk, liquidity risk and commodity price risk. The Board reviews and agrees policies for the prudent management of each of these risks as documented below.

Interest rate risk

The Group’s exposure to market risk for changes in interest rates stems predominantly from its long-term debt obligations. Interest cost is managed using a mix of fixed and floating rate debt. With the objective of managing this mix in a cost-efficient manner, the Group enters into interest rate swaps, under which the Group contracts to exchange, at predetermined intervals, the difference between fixed and variable interest amounts calculated by reference to a pre-agreed
notional principal. Such contracts enable the Group to mitigate the risk of changing interest rates on the fair value of issued fixed rate debt and the cash flow exposures of issued floating rate debt.

The majority of these swaps are designated under IFRS 9 to hedge underlying debt obligations and qualify for hedge accounting treatment; undesignated financial instruments are termed “not designated as hedges” in the analysis of derivative financial instruments presented in note 27.

The Group’s interest rate hedging strategy and activity employs the premise that changes in macro-economic factors are reflected in current interest rates. In the economic relationship the relative value of the fixed rate at which a bond was issued will change in line with market interest rates and a floating rate swap will counterbalance changes in the bond’s fair value. A hypothetical derivative is used to replicate the impact that changes in market interest rates could have on the fixed rate bond (hedged item) which is measured against the interest rate swap (hedge instrument). A hedge ratio of one to one is established. Potential sources of ineffectiveness comprise the timing of floating rate resets and counterparty credit adjustments to the interest rate swap. Past observations on interest rate movements provide evidence that such relationships will continue for the foreseeable future. The notional amount of interest rate swaps is set out in note 23.

The following table demonstrates the impact on profit before tax and total equity of a range of possible changes in the interest rates applicable to net floating rate borrowings, with all other variables held constant. These impacts are calculated based on the closing balance sheet for the relevant period and assume all floating interest rates and interest curves change by the same amount. For profit before tax, the impact shown is the impact on closing balance sheet floating rate net debt for a full year while for total equity the impact shown is the impact on the value of financial instruments.

Percentage change in cost of borrowings (i)		+/- 1%
Impact on profit before tax	2019	+/- € 6m
	2018	+/- € 4m
	2017	+/- € 6m

Impact on total equity	2019	-/+ € 2.5m
	2018	-/+ € 6.7m
	2017	-/+ € 0.4m

(i)	Sensitivity analysis for cost of borrowing has been presented for continuing operations only.

Foreign currency risk

Due to the nature of building materials, which in general have a low value-to-weight
ratio, the Group’s activities are conducted primarily in the local currency of the country of operation resulting in low levels of foreign currency transaction risk; variances arising in this regard are reflected in operating costs or cost of sales in the Consolidated Income Statement in the period in which they arise.

Given the Group’s presence in 30 countries worldwide, the principal foreign exchange risk arises from fluctuations in the euro value of the Group’s net investment in a wide basket of currencies other than the euro; such changes are reported separately within the Consolidated Statement of Comprehensive Income. A currency profile of the Group’s net debt and net worth is presented in note 23. The Group’s established policy is to spread its net worth across the currencies of its various operations with the objective of limiting its exposure to individual currencies and thus promoting consistency with the geographical balance of its operations. In order to achieve this objective, the Group manages its borrowings, where practicable and cost effective, to hedge a portion of its foreign currency assets. Hedging is done using currency borrowings in the same currency as the assets being hedged or through the use of other hedging methods such as currency swaps.

The Group’s foreign exchange hedging strategy and activity is based on the assumption that changes in international economic factors are reflected in current foreign exchange rates and impacts the translation of the Group’s non-euro net assets. The economic relationship, being the translation impact of the Group’s net investment in non-euro subsidiaries (hedge item) is hedged against a foreign currency swap (hedge instrument) to counterbalance movements in foreign currency rates. The Group identifies certain portions of foreign currency net investments where foreign currency translation movements can be mitigated through the use of currency swaps in the same currency pairing. A hedge ratio of one to one is established. As at 31 December 2019, the notional amount of hedged net investments was
€
939 million (2018:
€
942 million). The fair value movements of the hedge instruments are inverse to the impact of the translation of the hedged net assets because the critical terms match. This reduces the Group’s exposure to fluctuations on the translation of the Group’s subsidiaries with a non-euro functional currency into euro. Potential sources of ineffectiveness are changes in the interest rate differential of the hedged currency pair, recorded through the Consolidated Income Statement. Past trends indicate that the economic relationship described will continue for the foreseeable future. The fair values and maturity analysis of the hedge instruments are set out in note 27.

The following table demonstrates the sensitivity of profit before tax and equity to selected movements in the relevant euro/US Dollar exchange rate (with all other variables held constant); the US Dollar has been selected as the appropriate currency for this analysis given the materiality of the Group’s activities in the US. The impact on profit before tax is based on changing the euro/US Dollar exchange rate used in calculating profit before tax for the period. The impact on total equity and financial instruments is calculated by changing the euro/US Dollar exchange rate used in measuring the closing balance sheet.

Percentage change in relevant € /US$ exchange rate (i)		+/- 5%
Impact on profit before tax	2019	-/+ € 83m
	2018	-/+ € 149m
	2017	-/+ € 52m

Impact on total equity*	2019	-/+ € 448m
	2018	-/+ € 399m
	2017	-/+ € 291m

* Includes the impact on financial instruments which is as follows:	2019	+/- € 212m
	2018	+/- € 204m
	2017	+/- € 165m

(i) Sensitivity analysis for exchange rates has been presented for continuing operations only.

Financial instruments include deposits, money market funds, commercial papers, bank loans, medium-term notes and other fixed term debt, interest rate swaps, commodity swaps and foreign exchange contracts. They exclude trade receivables and trade payables.

Credit/counterparty risk

In addition to cash at bank and in hand, the Group holds significant cash balances which are invested on a short-term basis and are classified as cash equivalents (see note 25). These deposits and other financial instruments (principally certain derivatives and loans and receivables included within financial assets) give rise to credit risk on amounts due from counterparty financial institutions (stemming from their insolvency or a downgrade in their credit ratings). Credit risk is managed by limiting the aggregate amount and duration of exposure to any one counterparty primarily depending on its credit rating and by regular review of these ratings. Acceptable credit ratings are high investment-grade ratings - in general - counterparties have ratings of
A3/A-
or higher from Moody’s/Standard & Poor’s ratings agencies. The maximum exposure arising in the event of default on the part of the counterparty (including insolvency) is the carrying value of the relevant financial instrument.

In its worldwide insurance programme, the Group carries appropriate levels of insurance for typical business risks (including product liability) with various leading insurance companies. However, in the event of the failure of one or more of its insurance counterparties, the Group could be impacted by losses where recovery from such counterparties is not possible.

Credit risk arising in the context of the Group’s operations is not significant with the total loss allowance at the balance sheet date amounting to 3.6% of gross trade receivables (2018: 3.7%). Information in relation to the Group’s credit risk management of trade receivables is provided in note 19. Amounts receivable from related parties (notes 19 and 34) are immaterial. Factoring and credit guarantee arrangements are employed in certain of the Group’s operations where deemed to be of benefit by operational management.

Liquidity risk

The principal liquidity risks faced by the Group stem from the maturation of debt obligations and derivative transactions. A downgrade of CRH’s credit ratings may give rise to increases in funding costs in respect of future debt and may impair the Group’s ability to raise funds on acceptable terms. The Group’s corporate treasury function ensures that sufficient resources are available to meet such liabilities as they fall due through a combination of cash and cash equivalents, cash flows and undrawn committed bank facilities. Flexibility in funding sources is achieved through a variety of means including (i) maintaining cash and cash equivalents only with a diverse group of highly-rated
counterparties; (ii) limiting the annual maturity of such balances; (iii) borrowing the bulk of the Group’s debt requirements under committed bank lines or other term financing; and (iv) having surplus committed lines of credit.

The undrawn committed facilities available to the Group as at the balance sheet date are quantified in note 26; these facilities span a wide number of highly-rated financial institutions thus minimising any potential exposure arising from concentrations in borrowing sources. The repayment schedule (analysed by maturity date) applicable to the Group’s outstanding interest-bearing loans and borrowings as at the balance sheet date is also presented in note 26.

The Group’s
€
1.5 billion Euro Commercial Paper Programme and US$2.0 billion US Dollar Commercial Paper Programme means we have framework programmes in the money markets in place that allow the Group to issue in the relevant markets within a short period of time. The Group reinstated its Registration Statement programme in the US during 2019, which allows it to issue SEC registered notes in the US Dollar Debt Capital Markets.

Commodity price risk

The principal commodity price risks are identified in a variety of highly probable and active commodity contracts where a significant part of the price to be paid relies on a reference to specific floating price indices (usually US Dollar) for a specific period. Programmes are in place to hedge the quantities and qualities of commodity products, including coal, high sulphur fuel oil, diesel, electricity and carbon credits. The aim of the programmes is to neutralise the variability in the Consolidated Income Statement as a result of changes in associated commodity indices over a timeframe of approximately five years (2018: three years). A hedge ratio of one to one is established. Fixed price swap contracts in the entity’s operating currency are used to hedge the same specific floating index risk and currency risk where it is determined that those risks are better managed at a fixed price rather than being exposed to uncontrollable price fluctuations due to the floating price index element of the contract. Sources of ineffectiveness can relate to timing of cash flows and counterparty credit risk adjustments. The derivative contracts qualify for cash flow hedge accounting under IFRS 9 and the fair values by maturity are set out in note 27.

The notional and fair values in respect of derivative contracts as at 31 December 2019 and 31 December 2018 were as follows:

Profile of commodity products
	As at 31 December 2019		As at 31 December 2018
	Notional value € m	Fair value € m	Notional value € m	Fair value € m
Commodity contracts	105	-	162	-
Derivative liability	-	-	-	(27)

The tables below show the projected contractual undiscounted total cash outflows (principal and interest) arising from the Group’s trade and other payables, gross debt and derivative financial instruments. The tables also include the gross cash inflows projected to arise from derivative financial instruments. These projections are based on the interest and foreign exchange rates applying at the end of the relevant financial year.

	Within 1 year € m	Between 1 and 2 years € m	Between 2 and 3 years € m	Between 3 and 4 years € m	Between 4 and 5 years € m	After 5 years € m	Total € m
At 31 December 2019

Financial liabilities - cash outflows

Trade and other payables	4,376	139	40	24	165	212	4,956

Lease liabilities under IFRS 16 (i)	275	231	193	158	135	1,046	2,038

Other interest-bearing loans and borrowings	824	962	391	754	602	5,429	8,962

Interest payments on other interest-bearing loans and borrowings (ii)	307	275	258	233	227	1,856	3,156

Cross-currency swaps - gross cash outflows	1,615	13	-	-	-	-	1,628

Other derivative financial instruments	4	1	-	-	-	-	5
Gross projected cash outflows	7,401	1,621	882	1,169	1,129	8,543	20,745

Derivative financial instruments - cash inflows

Interest rate swaps - net cash inflows (iii)	(13)	(13)	(13)	(8)	(6)	(12)	(65)

Cross-currency swaps - gross cash inflows	(1,605)	(13)	-	-	-	-	(1,618)

Other derivative financial instruments	(4)	(1)	-	-	-	-	(5)
Gross projected cash inflows	(1,622)	(27)	(13)	(8)	(6)	(12)	(1,688)

The equivalent disclosure for the prior year is as follows:

At 31 December 2018

Financial liabilities - cash outflows

Trade and other payables	4,609	160	30	18	11	348	5,176

Finance leases (i)	5	3	3	2	2	6	21

Other interest-bearing loans and borrowings	620	752	953	375	753	5,856	9,309

Interest payments on finance leases (i)	-	-	-	-	-	2	2

Interest payments on other interest-bearing loans and borrowings (ii)	328	297	265	248	224	2,022	3,384

Cross-currency swaps - gross cash outflows	2,320	2	-	-	-	-	2,322

Other derivative financial instruments	30	2	-	-	-	-	32
Gross projected cash outflows	7,912	1,216	1,251	643	990	8,234	20,246

Derivative financial instruments - cash inflows

Interest rate swaps - net cash inflows (iii)	(11)	(9)	(9)	(9)	(4)	(1)	(43)

Cross-currency swaps - gross cash inflows	(2,346)	(2)	-	-	-	-	(2,348)

Other derivative financial instruments	(3)	(2)	(1)	-	-	-	(6)
Gross projected cash inflows	(2,360)	(13)	(10)	(9)	(4)	(1)	(2,397)

(i)	Finance leases in 2018 relate to leases previously capitalised under IAS 17. All leases capitalised under IFRS 16 have been included as lease liabilities in 2019.

(ii)
At 31 December 2019 and 31 December 2018, a portion of the Group’s long-term debt carried variable interest rates. The Group uses the interest rates in effect on 31 December to calculate the interest payments on the long-term debt for the periods indicated.

(iii)
The Group uses interest rate swaps to help manage its interest cost. Under these contracts the Group has agreed to exchange at predetermined intervals, the difference between fixed and variable interest amounts calculated by reference to a pre-agreed
notional principal. The Group uses the interest rates in effect on 31 December to calculate the net interest receipts or payments on these contracts.

Commodity price risk

The principal commodity price risks are identified in a variety of highly probable and active commodity contracts where a significant part of the price to be paid relies on a reference to specific floating price indices (usually US Dollar) for a specific period. Programmes are in place to hedge the quantities and qualities of commodity products, including coal, high sulphur fuel oil, diesel, electricity and carbon credits. The aim of the programmes is to neutralise the variability in the Consolidated Income Statement as a result of changes in associated commodity indices over a timeframe of approximately five years (2018: three years). A hedge ratio of one to one is established. Fixed price swap contracts in the entity’s operating currency are used to hedge the same specific floating index risk and currency risk where it is determined that those risks are better managed at a fixed price rather than being exposed to uncontrollable price fluctuations due to the floating price index element of the contract. Sources of ineffectiveness can relate to timing of cash flows and counterparty credit risk adjustments. The derivative contracts qualify for cash flow hedge accounting under IFRS 9 and the fair values by maturity are set out in note 27.

The notional and fair values in respect of derivative contracts as at 31 December 2019 and 31 December 2018 were as follows:

Profile of commodity products
	As at 31 December 2019		As at 31 December 2018
	Notional value € m	Fair value € m	Notional value € m	Fair value € m
Commodity contracts	105	-	162	-
Derivative liability	-	-	-	(27)

The tables below show the projected contractual undiscounted total cash outflows (principal and interest) arising from the Group’s trade and other payables, gross debt and derivative financial instruments. The tables also include the gross cash inflows projected to arise from derivative financial instruments. These projections are based on the interest and foreign exchange rates applying at the end of the relevant financial year.

	Within 1 year € m	Between 1 and 2 years € m	Between 2 and 3 years € m	Between 3 and 4 years € m	Between 4 and 5 years € m	After 5 years € m	Total € m
At 31 December 2019

Financial liabilities - cash outflows

Trade and other payables	4,376	139	40	24	165	212	4,956

Lease liabilities under IFRS 16 (i)	275	231	193	158	135	1,046	2,038

Other interest-bearing loans and borrowings	824	962	391	754	602	5,429	8,962

Interest payments on other interest-bearing loans and borrowings (ii)	307	275	258	233	227	1,856	3,156

Cross-currency swaps - gross cash outflows	1,615	13	-	-	-	-	1,628

Other derivative financial instruments	4	1	-	-	-	-	5
Gross projected cash outflows	7,401	1,621	882	1,169	1,129	8,543	20,745

Derivative financial instruments - cash inflows

Interest rate swaps - net cash inflows (iii)	(13)	(13)	(13)	(8)	(6)	(12)	(65)

Cross-currency swaps - gross cash inflows	(1,605)	(13)	-	-	-	-	(1,618)

Other derivative financial instruments	(4)	(1)	-	-	-	-	(5)
Gross projected cash inflows	(1,622)	(27)	(13)	(8)	(6)	(12)	(1,688)

The equivalent disclosure for the prior year is as follows:

At 31 December 2018

Financial liabilities - cash outflows

Trade and other payables	4,609	160	30	18	11	348	5,176

Finance leases (i)	5	3	3	2	2	6	21

Other interest-bearing loans and borrowings	620	752	953	375	753	5,856	9,309

Interest payments on finance leases (i)	-	-	-	-	-	2	2

Interest payments on other interest-bearing loans and borrowings (ii)	328	297	265	248	224	2,022	3,384

Cross-currency swaps - gross cash outflows	2,320	2	-	-	-	-	2,322

Other derivative financial instruments	30	2	-	-	-	-	32
Gross projected cash outflows	7,912	1,216	1,251	643	990	8,234	20,246

Derivative financial instruments - cash inflows

Interest rate swaps - net cash inflows (iii)	(11)	(9)	(9)	(9)	(4)	(1)	(43)

Cross-currency swaps - gross cash inflows	(2,346)	(2)	-	-	-	-	(2,348)

Other derivative financial instruments	(3)	(2)	(1)	-	-	-	(6)
Gross projected cash inflows	(2,360)	(13)	(10)	(9)	(4)	(1)	(2,397)

(i)	Finance leases in 2018 relate to leases previously capitalised under IAS 17. All leases capitalised under IFRS 16 have been included as lease liabilities in 2019.

(ii)
At 31 December 2019 and 31 December 2018, a portion of the Group’s long-term debt carried variable interest rates. The Group uses the interest rates in effect on 31 December to calculate the interest payments on the long-term debt for the periods indicated.

(iii)
The Group uses interest rate swaps to help manage its interest cost. Under these contracts the Group has agreed to exchange at predetermined intervals, the difference between fixed and variable interest amounts calculated by reference to a pre-agreed
notional principal. The Group uses the interest rates in effect on 31 December to calculate the net interest receipts or payments on these contracts.